SIGNIFICANT ACCOUNTING POLICIES - Lease Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Carrying value of leased equipment	$ 878	$ 1,663
Accumulated depreciation of leased equipment	639	1,280
Equipment fee income	3,175	8,184
Leased equipment
Property, Plant and Equipment [Line Items]
Carrying value of leased equipment	0	21,692
Accumulated depreciation of leased equipment	$ 0	$ 9,215